GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

Changes in the carrying amount of goodwill allocated to its reporting units for the year ended December 31, 2023, and 2022 are as follows:

	Soft	Durum	Couscous
	Wheat	Wheat	and Pasta	Total
	(in thousands)
Balance at December 31, 2021	$35,194	$7,355	$9,022	$51,571
Foreign currency exchange adjustments	(3,784)	(848)	(1,041)	(5,673)
Balance at December 31, 2022	$31,410	$6,507	$7,981	$45,898
Foreign currency exchange adjustments	1,741	381	468	2,590
Balance at December 31, 2023	$33,151	$6,888	$8,449	$48,488

SCHEDULE OF INTANGIBLE ASSETS

Changes in the carrying amount of intangible assets for the year ended December 31, 2023, and 2022 are as follows:

	Trade	Customer	Other	Intangible
	names	relationships	intangibles	Assets
	(in thousands)
Balance at December 31, 2021	$1,011	$2,041	$923	$3,975
Acquisitions	-	-	262	262
Amortization	-	(90)	(53)	(143)
Foreign currency exchange adjustments	(84)	(155)	(132)	(371)
Balance at December 31, 2022	$927	$1,796	$1,000	$3,723
Acquisitions	-	-	987	987
Amortization	-	(92)	(168)	(260)
Foreign currency exchange adjustments	40	71	87	198
Balance at December 31, 2023	$967	$1,775	$1,906	$4,648

SCHEDULE OF FUTURE INTANGIBLE AMORTIZATION

As of December 31, 2023, the weighted-average remaining amortization period for intangibles other than goodwill is 9 years and future intangible amortization is expected to total the following:

(in thousands)
2024	$469
2025	469
2026	469
2027	371
2028	273
Thereafter	1,630
Total amortization	$3,681